Related Party and Party-in-Interest Transactions (Details) - EBP 037 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid to the Trustees	$ 331,103
Fees paid to an independent registered public accounting firm	73,000
Enovis Corporation common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Value of common stock sold	49,598	$ 122,911
Value of common stock purchased	661,557	210,704
Dividend income with respect to common stock	0	0
Net realized losses on sale of common stock	14,907	15,371
net unrealized (depreciation) appreciation of common stock	$ (315,428)	$ (115,383)